Debt (Related Party) - Schedule of Black-Scholes Option Model to Estimate the Fair Value (Details)	Sep. 30, 2025
Risk-free rate [Member] | Warrant Post-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	3.6
Risk-free rate [Member] | Minimum [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	3.6
Risk-free rate [Member] | Maximum [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	4
Expected dividend yield [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	0
Expected dividend yield [Member] | Warrant Post-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	0
Expected term (years) [Member] | Warrant Post-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	3.32
Expected term (years) [Member] | Minimum [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	0.48
Expected term (years) [Member] | Maximum [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	1.81
Expected volatility [Member] | Warrant Post-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	113
Expected volatility [Member] | Minimum [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	63
Expected volatility [Member] | Maximum [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	147
Exercise price [Member] | Minimum [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	1.24
Exercise price [Member] | Minimum [Member] | Warrant Post-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	1.24
Exercise price [Member] | Maximum [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	3.05
Exercise price [Member] | Maximum [Member] | Warrant Post-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	3.05
Stock Price [Member] | Warrant Pre-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	1.35
Stock Price [Member] | Warrant Post-Modification [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value [Line Items]
Term loan warrants	1.35